Goodwill and Other Intangible Assets, net	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, net
Goodwill and Other Intangible Assets, net:
Goodwill and other intangible assets, net, by segment were as follows:

	Goodwill		Other Intangible Assets, net
(in millions)	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
European Union	$1,448	$1,392	$647	$663
Eastern Europe, Middle East & Africa	637	666	242	250
Asia	4,791	4,966	1,542	1,633
Latin America & Canada	3,024	2,904	1,188	1,151
Total	$9,900	$9,928	$3,619	$3,697

Goodwill is due primarily to PMI’s acquisitions in Canada, Indonesia, Mexico, Greece, Serbia, Colombia and Pakistan, as well as the business combination in the Philippines in February 2010. The movements in goodwill were as follows:

(in millions)	European Union	Eastern Europe, Middle East & Africa	Asia	Latin America & Canada	Total
Balance at January 1, 2011	$1,443	$702	$5,004	$3,012	$10,161
Changes due to:
Acquisitions	—	1	1	1	3
Currency	(51)	(37)	(39)	(109)	(236)
Balance at December 31, 2011	1,392	666	4,966	2,904	9,928
Changes due to:
Currency	56	(29)	(175)	120	(28)
Balance at December 31, 2012	$1,448	$637	$4,791	$3,024	$9,900
Additional details of other intangible assets were as follows:

	December 31, 2012		December 31, 2011
(in millions)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Non-amortizable intangible assets	$2,046		$2,067
Amortizable intangible assets	2,046	$473	2,001	$371
Total other intangible assets	$4,092	$473	$4,068	$371

Non-amortizable intangible assets substantially consist of trademarks from PMI’s acquisitions in Indonesia in 2005 and Mexico in 2007. Amortizable intangible assets primarily consist of certain trademarks, distribution networks and non-compete agreements associated with business combinations. The range of useful lives as well as the weighted-average remaining useful life of amortizable intangible assets at December 31, 2012, is as follows:

Description	Initial Estimated Useful Lives	Weighted-Average Remaining Useful Life
Trademarks	2 - 40 years	26 years
Distribution networks	20 - 30 years	15 years
Non-compete agreements	3 - 10 years	2 years
Other (including farmer contracts and intellectual property rights)	12.5 - 17 years	13 years

Pre-tax amortization expense for intangible assets during the years ended December 31, 2012, 2011 and 2010, was $97 million, $98 million and $88 million, respectively. Amortization expense for each of the next five years is estimated to be $97 million or less, assuming no additional transactions occur that require the amortization of intangible assets.
The increase in the gross carrying amount of other intangible assets from December 31, 2011, was due to currency movements.